Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
INTANGIBLE ASSETS, NET
NOTE 4:	INTANGIBLE ASSETS, NET

a.	Definite-lived intangible assets:

	December 31,
	2017	2016
Original amounts:
Customer contracts and relationships	$5,326	$4,978
Technology	(*)16,896	(*)12,458
Trademarks	1,614	1,537

Total original amounts	23,836	18,973

Accumulated amortization:
Customer contracts and relationships	(3,744)	(3,014)
Technology	(8,235)	(4,887)
Trademarks	(839)	(646)

Accumulated amortization	(12,818)	(8,547)

Intangible assets, net	$11,018	$10,426

(*) Includes $8,877 and $5,056 capitalized technology as of December 31, 2017 and 2016, respectively. Capitalized technology includes $4,081 and $2,143 for which amortization has not yet begun as of December 31, 2017 and 2016, respectively.

b.	The intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method, except for customer relations which are amortized on an accelerated basis.

The following table sets forth the weighted average annual rates of amortization for the major classes of intangible assets:

Weighted average %

Customer contracts and relationships	7
Technology	32
Trademarks	10

Total intangible assets	24

c.	Amortization expense amounted to $3,746, $2,836 and $1,549 for 2017, 2016 and 2015, respectively.

d.	The estimated aggregate amortization expenses for the succeeding fiscal years are as follows:

2018	$3,193
2019	4,449
2020	1,023
2021	863
2022	757
Thereafter	732

Total	$11,017